Subsequent Events - Additional Information (Details) $ in Thousands					1 Months Ended			3 Months Ended
	Oct. 30, 2023	Jun. 16, 2023 USD ($)	May 11, 2023 USD ($)	Mar. 23, 2023	Oct. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares
Subsequent Event [Line Items]
Aggregate purchase price								$ 6,279	$ 6,100	$ 6
Employees And Other Cost Saving
Subsequent Event [Line Items]
Percentage of reduction in workforce				35.00%
Common Stock
Subsequent Event [Line Items]
Purchase of an aggregate shares | shares								8,780,886	7,878,786	11,093
Aggregate purchase price								$ 1	$ 1
Subsequent Event
Subsequent Event [Line Items]
Severance costs									$ 400
Subsequent Event | Employees And Other Cost Saving
Subsequent Event [Line Items]
Percentage of reduction in workforce				35.00%
Subsequent Event | Common Stock | Minimum
Subsequent Event [Line Items]
Reverse stock split, ratio	10
Reverse stock split	1-for-10
Subsequent Event | Common Stock | Maximum
Subsequent Event [Line Items]
Reverse stock split, ratio	25
Reverse stock split	1-for-25
ATM Offering | Common Stock
Subsequent Event [Line Items]
Purchase of an aggregate shares | shares							2,023,583
Aggregate purchase price		$ 35,000	$ 6,900			$ 3,500	$ 2,400
ATM Offering | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Purchase of an aggregate shares | shares					6,825,411
Aggregate purchase price					$ 2,900